UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09165

Kelmoore Strategic Trust

(Exact name of registrant as specified in charter)

2465 East Bayshore Road, Suite 300 Palo Alto, CA	94303
(Address of principal executive offices)	(Zip code)

Ralph M. Kelmon, President

Kelmoore Strategic Trust

2465 East Bayshore Road, Suite 300

Palo Alto, CA 94303

(Name and address of agent for service)

registrant’s telephone number, including area code: 800-486-3717

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

The Kelmoore Strategy® Funds

Semi-Annual Report

Kelmoore Strategy® Fund

Kelmoore Strategy® Eagle Fund

Kelmoore Strategy® Liberty Fund

JUNE 30, 2008

FUND DISTRIBUTIONS TO SHAREHOLDERS

Managed Distribution Policy. Each Fund intends to make a distribution each month to its shareholders at an annual rate equal to approximately 5% of the Fund share’s market value, based on the closing Class A share price on the business day immediately following the distribution payment date from the preceding month. The Board may modify the distribution rate from time to time without prior notice to shareholders. Each Fund’s final distribution for each calendar year will include any remaining net investment income undistributed during the year, as well as any undistributed net realized capital gain.

Return of Capital. If the amount of a Fund’s net investment income and net realized capital gains, if any, determined as of the close of the Fund’s taxable year, is less than the aggregate amount of the Fund’s distributions, the difference will generally be a tax-free return of capital distributed from the Fund’s assets. A return of capital may occur for example, when some or all of the money that a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield,” “income” or “profit.” Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of the distribution or from the terms of the Fund’s managed distribution policy.

The managed distribution policy may have certain adverse consequences to a Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The policy also may require a Fund to sell a security holding at a time when it would not otherwise do so in order to manage the distribution of income and gain.

Currently, each Fund anticipates paying a monthly distribution to shareholders that includes a return of capital. In the past, a significant portion of each Fund’s monthly distributions included a return of capital.

SEC Disclosure Requirements. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require a Fund to provide a written statement accompanying any distribution payment that adequately discloses its source(s). Thus, if the source of the distribution for a Fund were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Shareholders should read any written disclosure statement carefully, and should not assume that the source of any distribution from a Fund is yield income or profit.

Distribution Reinvestments. Unless you elect otherwise, all distributions that a Fund pays to you will be reinvested in additional shares of the same Fund. They will be credited to your account in the Fund at the same NAV per share as would apply to cash purchases on the applicable distribution payment date. All Fund distributions will be taxable to you at the time of payment regardless of whether they are paid in cash or reinvested in additional shares of the Fund. To change your distribution election, you must notify PNC Global Investment Servicing (U.S.) Inc. in writing at least fifteen days prior to the applicable distribution record date.

KELMOORE STRATEGIC TRUST	For the Six Months Ended
DISCLOSURE OF FUND EXPENSES (Unaudited)	June 30, 2008

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs paid by shareholders, which include sales charges (loads) on purchase payments (applicable to Class A shares only), redemption fees, and exchange fees; and (2) ongoing costs, which include costs for portfolio management, administrative services, distribution and service (12b-1) fees, and shareholder reports (like this one), among other expenses. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period of January 1, 2008 through June 30, 2008. Transaction costs paid by the funds, including brokerage commissions on equity and options transactions paid by the funds to Kelmoore Investment Company, Inc. and other brokers, are treated as costs of acquiring or disposing of assets and thus are not reflected in the expense examples below or the funds’ expense ratios.

This table illustrates your fund’s costs in two ways:

Actual Expenses: This section provides information about actual account values and actual expenses, and is intended to help you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return for the past six month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period.

You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes: This section is intended to help you compare your fund’s costs with those of other mutual funds. It provides information about hypothetical account values and hypothetical expenses assuming that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. Therefore, the hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

KELMOORE STRATEGIC TRUST	For the Six Months Ended
DISCLOSURE OF FUND EXPENSES (Unaudited)	June 30, 2008

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs paid by shareholders such as sales charges (loads). Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher for Class A shares.

	Beginning Account Value 01/01/08	Ending Account Value 06/30/08	Expense Ratio(1)	Expenses Paid During Period 01/01/08-06/30/08(2)
Kelmoore Strategy® Fund
Actual
Class C	$1,000.00	$836.60	3.20%	$14.61
Class A	$1,000.00	$839.50	2.46%	$11.25
Hypothetical (5% Return before expenses)
Class C	$1,000.00	$1,008.95	3.20%	$15.98
Class A	$1,000.00	$1,012.63	2.46%	$12.31

Kelmoore Strategy® Eagle Fund
Actual
Class C	$1,000.00	$876.40	3.25%	$15.16
Class A	$1,000.00	$880.50	2.52%	$11.78
Hypothetical (5% Return before expenses)
Class C	$1,000.00	$1,008.70	3.25%	$16.23
Class A	$1,000.00	$1,012.33	2.52%	$12.61

Kelmoore Strategy® Liberty Fund
Actual
Class C	$1,000.00	$858.90	3.19%	$14.74
Class A	$1,000.00	$862.20	2.43%	$11.25
Hypothetical (5% Return before expenses)
Class C	$1,000.00	$1,009.00	3.19%	$15.93
Class A	$1,000.00	$1,012.78	2.43%	$12.16

[1]	Annualized, based on the Fund’s most recent fiscal half-year expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366 (to reflect the one-half year period).

KELMOORE STRATEGY® FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	June 30, 2008

Shares				Value (Note 1)
COMMON STOCKS — 95.0%
	Consumer Discretionary — 7.4%
10,000	Best Buy Co., Inc.			$396,000
27,500	General Motors Corp.			316,250
2,500	Idearc, Inc.+			5,875
20,000	MGM Mirage+			677,800
5,000	Nike, Inc., Class B			298,050
15,000	Sears Holdings Corp.+			1,104,900

				2,798,875

	Financials — 20.3%
40,000	American Express Co.			1,506,800
30,000	American International Group, Inc.			793,800
100,000	Citigroup, Inc.			1,676,000
56,525	JPMorgan Chase & Co.			1,939,373
40,000	Merrill Lynch & Co., Inc.			1,268,400
10,000	NYSE Euronext			506,600

				7,690,973

	Health Care — 22.1%
50,000	Amgen, Inc.+			2,358,000
40,000	Eli Lilly & Co.			1,846,400
54,600	Genentech, Inc.+			4,144,140

				8,348,540

	Industrials — 12.1%
20,000	3M Co.			1,391,800
3,000	Burlington Northern Santa Fe Corp.			299,670
6,000	Caterpillar, Inc.			442,920
2,600	Parker Hannifin Corp.			185,432
17,500	Tyco International, Ltd.			700,700
25,000	United Technologies Corp.			1,542,500

				4,563,022

	Information Technology — 25.1%
3,000	Apple, Inc.+			502,320
60,000	eBay, Inc.+			1,639,800
5,000	EchoStar Corp., Class A+			156,100
3,000	Google, Inc., Class A+			1,579,260
30,000	Hewlett-Packard Co.			1,326,300
100,000	Intel Corp.			2,148,000
97,200	Marvell Technology Group, Ltd.+			1,716,552
7,000	MEMC Electronic Materials, Inc.+			430,780

				9,499,112

	Materials — 6.1%
50,000	Alcoa, Inc.			1,781,000
10,000	Weyerhaeuser Co.			511,400

				2,292,400

	Telecommunication Services — 1.9%
378	FairPoint Communications, Inc.			2,725
20,000	Verizon Communications, Inc.			708,000

				710,725

	TOTAL COMMON STOCKS (Cost $53,836,011)			35,903,647

	TOTAL INVESTMENTS — 95.0% (Cost $53,836,011)			35,903,647

Number of Contract Shares Subject to Call		Expiration Date	Strike Price
CALL OPTIONS WRITTEN — (0.4)%++
	Consumer Discretionary — (0.1)%
10,000	Best Buy Co., Inc.	07/19/08	$45.00	(2,000)
27,500	General Motors Corp.	07/19/08	15.00	(4,950)
20,000	MGM Mirage	07/19/08	45.00	(2,500)
15,000	Sears Holdings Corp.	07/19/08	85.00	(6,000)

				(15,450)

	Health Care — (0.1)%
50,000	Amgen, Inc.	07/19/08	47.50	(43,500)
40,000	Eli Lilly & Co.	07/19/08	50.00	(4,000)

				(47,500)

	Industrials — (0.0)%
20,000	3M Co.	07/19/08	75.00	(3,000)
6,000	Caterpillar, Inc.	07/19/08	80.00	(1,620)
2,600	Parker Hannifin Corp.	07/19/08	75.00	(2,145)

See Notes to Financial Statements.

KELMOORE STRATEGY® FUND
PORTFOLIO OF INVESTMENTS (Unaudited) – (Continued)	June 30, 2008

Number of Contract Shares Subject to Call		Expiration Date	Strike Price	Value (Note 1)
17,500	Tyco International, Ltd.	07/19/08	$42.50	$(4,375)
25,000	United Technologies Corp.	07/19/08	70.00	(1,875)

				(13,015)

	Information Technology — (0.1)%
3,000	Apple, Inc.	07/19/08	185.00	(3,420)
60,000	eBay, Inc.	07/19/08	30.00	(17,400)
3,000	Google, Inc., Class A	07/19/08	600.00	(7,350)
30,000	Hewlett-Packard Co.	07/19/08	47.50	(4,500)
97,200	Marvell Technology Group, Ltd.	07/19/08	20.00	(14,580)
7,000	MEMC Electronic Materials, Inc.	07/19/08	70.00	(3,150)

				(50,400)

	Materials — (0.1)%
18,000	Alcoa, Inc.	07/19/08	40.00	(8,100)
12,800	Alcoa, Inc.	07/19/08	42.50	(3,072)
10,000	Weyerhaeuser Co.	07/19/08	55.00	(5,000)

				(16,172)

	Telecommunication Services — (0.0)%
20,000	Verizon Communications, Inc.	07/19/08	37.50	(3,600)

	TOTAL CALL OPTIONS WRITTEN (Premiums Received $(260,645))			(146,137)

CASH AND OTHER ASSETS, LESS LIABILITIES — 5.4%				1,841,687

NET ASSETS — 100.0%				$37,599,197

Portfolio Sector Weighting (as a percent of market value)
Information Technology	26.4%
Health Care	23.2%
Financials	21.5%
Industrials	12.7%
Consumer Discretionary	7.8%
Materials	6.4%
Telecommunication Services	2.0%

+	Non-income producing security.

++	All of the written call options have common stocks pledged as collateral.

See Notes to Financial Statements.

KELMOORE STRATEGY® EAGLE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	June 30, 2008

Shares		Value (Note 1)
COMMON STOCKS — 100.0%
	Consumer Discretionary — 8.1%
7,000	Amazon.com, Inc.+	$513,310
6,000	Apollo Group, Inc., Class A+	265,560
15,000	Expedia, Inc.+	275,700
6,400	Garmin, Ltd.	274,176
5,000	Sears Holdings Corp.+	368,300
350,900	Sirius Satellite Radio, Inc.+	673,728
15,000	Starbucks Corp.+	236,100
4,000	Wynn Resorts, Ltd.	325,400

		2,932,274

	Consumer Staples — 2.4%
7,000	Costco Wholesale Corp.	490,980
15,000	Whole Foods Market, Inc.	355,350

		846,330

	Health Care — 13.3%
10,500	Amgen, Inc.+	495,180
13,000	Amylin Pharmaceuticals, Inc.+	330,070
16,200	Biogen Idec, Inc.+	905,418
15,000	Celgene Corp.+	958,050
7,000	Genzyme Corp.+	504,140
10,000	Gilead Sciences, Inc.+	529,500
11,000	Hologic, Inc.+	239,800
1,300	Intuitive Surgical, Inc.+	350,220
10,500	Teva Pharmaceutical Industries, Ltd. ADR	480,900

		4,793,278

	Industrials — 3.6%
3,000	First Solar, Inc.+	818,460
11,000	PACCAR, Inc.	460,130

		1,278,590

	Information Technology — 70.0%
90,000	Akamai Technologies, Inc.+	3,131,100
4,000	Apple, Inc.+	669,760
20,000	Applied Materials, Inc.	381,800
15,000	Broadcom Corp., Class A+	409,350
50,000	Cisco Systems, Inc.+	1,163,000
10,000	Citrix Systems, Inc.+	294,100
9,300	Cognizant Technology Solutions Corp., Class A+	302,343
8,000	Electronic Arts, Inc.+	355,440
5,000	Google, Inc., Class A+	2,632,100
75,000	Intel Corp.	1,611,000
13,000	Intuit, Inc.+	358,410
25,000	KLA-Tencor Corp.	1,017,750
12,500	Linear Technology Corp.	407,125
50,000	Microsoft Corp.	1,375,500
75,000	NetApp, Inc.+	1,624,500
20,000	NVIDIA Corp.+	374,400
20,000	Oracle Corp.+	420,000
11,000	Paychex, Inc.	344,080
50,000	QUALCOMM, Inc.	2,218,500
25,000	Research In Motion, Ltd.+	2,922,500
20,000	SanDisk Corp.+	374,000
131,600	Symantec Corp.+	2,546,460
15,000	Yahoo!, Inc.+	309,900

		25,243,118

	Materials — 1.6%
15,000	Steel Dynamics, Inc.	586,050

	Telecommunication Services — 1.0%
3,500	Millicom International Cellular SA	362,250

	TOTAL COMMON STOCKS (Cost $42,034,302)	36,041,890

EXCHANGE-TRADED FUNDS — 2.5%
20,000	PowerShares QQQ	903,400

	TOTAL EXCHANGE-TRADED FUNDS (Cost $840,600)	903,400

	TOTAL INVESTMENTS — 102.5% (Cost $42,874,902)	36,945,290

See Notes to Financial Statements.

KELMOORE STRATEGY® EAGLE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) – (Continued)	June 30, 2008

Number of Contract Shares Subject to Call		Expiration Date	Strike Price	Value (Note 1)
CALL OPTIONS WRITTEN — (0.2)%++
	Consumer Discretionary — (0.0)%
6,400	Garmin, Ltd.	07/19/08	$60.00	$(320)

	Health Care — (0.1)%
10,500	Amgen, Inc.	07/19/08	45.00	(27,090)
15,000	Celgene Corp.	07/19/08	65.00	(20,250)

				(47,340)

	Industrials — (0.1)%
3,000	First Solar, Inc.	07/19/08	290.00	(25,860)

	TOTAL CALL OPTIONS WRITTEN (Premiums Received $(57,141))			(73,520)

CASH AND OTHER ASSETS, LESS LIABILITIES — (2.3)%				(850,929)

NET ASSETS — 100.0%				$36,020,841

Portfolio Sector Weighting (as a percent of market value)
Information Technology	68.5%
Health Care	12.9%
Consumer Discretionary	7.9%
Industrials	3.4%
Exchange-Traded Funds	2.4%
Consumer Staples	2.3%
Materials	1.6%
Telecommunication Services	1.0%

ADR American Depository Receipt.

+	Non-income producing security.

++	All of the written call options have common stocks pledged as collateral.

See Notes to Financial Statements.

KELMOORE STRATEGY® LIBERTY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	June 30, 2008

Shares				Value (Note 1)
COMMON STOCKS — 82.2%
	Consumer Discretionary — 8.5%
30,000	Home Depot, Inc.			$702,600
500	Idearc, Inc.+			1,175
10,000	Sears Holdings Corp.+			736,600
1,900	Target Corp.			88,331
10,000	Walt Disney Co. (The)			312,000

				1,840,706

	Consumer Staples — 6.4%
1,300	Altria Group, Inc.			26,728
12,500	Archer-Daniels-Midland Co.			421,875
1,600	Coca-Cola Co. (The)			83,168
1,300	Colgate-Palmolive Co.			89,830
1,400	PepsiCo, Inc.			89,026
1,300	Philip Morris International, Inc.			64,207
10,000	Procter & Gamble Co.			608,100

				1,382,934

	Financials — 23.0%
10,000	American Express Co.			376,700
25,000	American International Group, Inc.			661,500
25,000	Bank of America Corp.			596,750
40,000	Citigroup, Inc.			670,400
5,000	Discover Financial Services			65,850
5,000	Goldman Sachs Group, Inc. (The)			874,500
20,000	Lehman Brothers Holdings, Inc.			396,200
20,000	Merrill Lynch & Co., Inc.			634,200
20,000	Morgan Stanley			721,400

				4,997,500

	Health Care — 13.0%
1,800	Abbott Laboratories			95,346
20,000	Amgen, Inc.+			943,200
7,000	CIGNA Corp.			247,730
4,800	Humana, Inc.+			190,896
10,000	Merck & Co., Inc.			376,900
20,000	Wyeth			959,200

				2,813,272

	Industrials — 12.6%
5,000	Burlington Northern Santa Fe Corp.			499,450
4,000	FedEx Corp.			315,160
15,000	General Electric Co.			400,350
6,000	Norfolk Southern Corp.			376,020
3,000	Raytheon Co.			168,840
8,750	Tyco International, Ltd.			350,350
10,000	United Parcel Service, Inc., Class B			614,700

				2,724,870

	Information Technology — 13.2%
40,000	Cisco Systems, Inc.+			930,400
10,000	Hewlett-Packard Co.			442,100
12,000	Intel Corp.			257,760
30,000	Microsoft Corp.			825,300
50	Tyco Electronics, Ltd.			1,791
5,000	Visa, Inc., Class A			406,550

				2,863,901

	Materials — 4.0%
25,000	Dow Chemical Co. (The)			872,750

	Telecommunication Services — 1.5%
10,000	AT&T, Inc.			336,900

	TOTAL COMMON STOCKS (Cost $27,663,795)			17,832,833

EXCHANGE-TRADED FUNDS — 5.1%
10,000	PowerShares QQQ			451,700
5,000	SPDR Trust Series 1			639,900

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,267,200)			1,091,600

Number of Contract Shares Subject to Put		Expiration Date	Strike Price
PUT OPTIONS PURCHASED — 1.6%
	Exchange-Traded Funds — 1.6%
140,000	SPDR Trust Series 1	07/19/08	$128.00	350,000

	TOTAL PUT OPTIONS PURCHASED (Cost $172,928)			350,000

	TOTAL INVESTMENTS — 88.9% (Cost $29,103,923)			19,274,433

See Notes to Financial Statements.

KELMOORE STRATEGY® LIBERTY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) – (Continued)	June 30, 2008

Number of Contract Shares Subject to Call		Expiration Date	Strike Price	Value (Note 1)
CALL OPTIONS WRITTEN — (0.3)%++
	Consumer Discretionary — (0.1)%
25,900	Home Depot, Inc.	07/19/08	$27.50	$(1,554)
10,000	Sears Holdings Corp.	07/19/08	85.00	(4,000)
1,900	Target Corp.	07/19/08	52.50	(228)
10,000	Walt Disney Co. (The)	07/19/08	32.50	(5,000)

				(10,782)

	Consumer Staples — (0.1)%
12,500	Archer-Daniels-Midland Co.	07/19/08	35.00	(8,750)
1,600	Coca-Cola Co. (The)	07/19/08	55.00	(560)
1,300	Colgate-Palmolive Co.	07/19/08	70.00	(1,690)
1,400	PepsiCo, Inc.	07/19/08	67.50	(140)
10,000	Procter & Gamble Co.	07/19/08	65.00	(500)

				(11,640)

	Financials — (0.0)%
8,000	Lehman Brothers Holdings, Inc.	07/19/08	30.00	(880)

	Health Care — (0.1)%
1,800	Abbott Laboratories	07/19/08	55.00	(810)
20,000	Amgen, Inc.	07/19/08	47.50	(17,400)
2,400	Humana, Inc.	07/19/08	45.00	(528)
10,000	Merck & Co., Inc.	07/19/08	37.50	(10,000)

				(28,738)

	Industrials — (0.0)%
5,000	Burlington Northern Santa Fe Corp.	07/19/08	105.00	(7,150)
15,000	General Electric Co.	07/19/08	30.00	(900)
3,000	Raytheon Co.	07/19/08	62.50	(225)

				(8,275)

	Information Technology — (0.0)%
10,000	Hewlett-Packard Co.	07/19/08	47.50	(1,500)
30,000	Microsoft Corp.	07/19/08	30.00	(4,200)

				(5,700)

	Telecommunication Services — (0.0)%
10,000	AT&T, Inc.	07/19/08	37.50	(700)

	TOTAL CALL OPTIONS WRITTEN (Premiums Received $(84,143))			(66,715)

CASH AND OTHER ASSETS, LESS LIABILITIES — 11.4%				2,398,377

NET ASSETS — 100.0%				$21,606,095

Portfolio Sector Weighting (as a percent of market value)
Financials	26.0%
Information Technology	14.9%
Health Care	14.5%
Industrials	14.1%
Consumer Discretionary	9.5%
Exchange-Traded Funds	7.5%
Consumer Staples	7.1%
Materials	4.6%
Telecommunication Services	1.8%

+	Non-income producing security.

++	All of the written call options have common stocks pledged as collateral.

See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST	June 30, 2008
STATEMENTS OF ASSETS AND LIABILITIES	(Unaudited)

	Kelmoore Strategy® Fund	Kelmoore Strategy® Eagle Fund	Kelmoore Strategy® Liberty Fund
ASSETS:
Investments at market value (Cost $53,836,011, $42,874,902 and $29,103,923, respectively) (Note 1)	$35,903,647	$36,945,290	$19,274,433
Cash (Note 1)	2,321,171	—	2,780,927
Receivables:
Premiums for options written	234,263	—	41,932
Capital stock sold	2,550	10,606	6,918
Dividends and interest	9,200	2,343	32,072
Prepaid assets	22,459	30,654	16,214

TOTAL ASSETS	38,493,290	36,988,893	22,152,496

LIABILITIES:
Payables:
Cash overdraft	—	241,782	—
Investments securities purchased	55,247	59,781	44,228
Capital stock redeemed	475,640	340,916	327,261
Advisory fees	32,361	26,583	15,232
Audit Fees	43,447	41,544	22,707
Distribution fees (Class C)	16,625	12,596	9,368
Distribution fees (Class A)	4,235	4,729	2,446
Printing fees	29,083	45,485	13,766
Transfer Agent fees	39,384	54,277	16,959
Other accrued expenses	51,934	66,839	27,719
Option contracts written (Proceeds $260,645, $57,141 and $84,143, respectively) (Note 1)	146,137	73,520	66,715

TOTAL LIABILITIES	894,093	968,052	546,401

NET ASSETS	$37,599,197	$36,020,841	$21,606,095

CLASS C SHARES:
Applicable to 910,475, 2,297,432 and 293,690 shares, respectively; unlimited number of shares of beneficial interest authorized with $0.001 par value	$18,151,482	$14,485,073	$10,531,123

Net asset value, offering and redemption price per Class C share	$19.94	$6.30	$35.86

CLASS A SHARES:
Applicable to 867,952, 3,014,237 and 285,226 shares, respectively; unlimited number of shares of beneficial interest authorized with $0.001 par value	$19,447,715	$21,535,768	$11,074,972

Net asset value and redemption price per Class A share	$22.41	$7.14	$38.83

Offering price per Class A share (Net asset value ÷ 0.945)*	$23.71	$7.56	$41.09

NET ASSETS CONSIST OF:
Paid-in capital	$201,641,086	$75,671,981	$31,128,820
Accumulated net investment loss	(326,641)	(562,667)	(91,620)
Accumulated undistributed net realized gain/(loss) on investments and written options	(145,897,392)	(33,142,482)	380,957
Net unrealized depreciation on investments and written options	(17,817,856)	(5,945,991)	(9,812,062)

NET ASSETS	$37,599,197	$36,020,841	$21,606,095

*	Offering price includes sales charge of 5.50%.

See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST	For the Six Months Ended
STATEMENTS OF OPERATIONS	June 30, 2008 (Unaudited)

	Kelmoore Strategy® Fund	Kelmoore Strategy® Eagle Fund	Kelmoore Strategy® Liberty Fund
INVESTMENT INCOME:
Dividends (net of foreign taxes withheld of $0, $1,260 and $0, respectively)	$414,699	$173,304	$285,618
Interest	7,779	8,744	13,245

Total Income	422,478	182,048	298,863

EXPENSES:
Investment advisory fees (Note 3)	264,415	263,066	139,937
Distribution fees Class C (Note 3)	134,788	111,848	65,871
Distribution fees Class A (Note 3)	32,407	37,805	18,517
Accounting fees	14,919	14,919	14,919
Administration fees	29,086	28,937	15,393
Custodian fees	11,877	14,987	9,070
Insurance fees	12,253	16,387	5,704
Miscellaneous expenses	31,379	43,726	18,345
Printing fees	20,923	26,804	9,115
Professional fees	90,101	94,836	47,794
Registration fees	10,483	8,622	10,289
Transfer agent fees	153,119	177,631	76,518
Trustees’ fees	10,474	14,620	4,830

Total Expenses	816,224	854,188	436,302
Fee Waivers (Note 3)	(67,105)	(109,473)	(45,819)

Net Expenses	749,119	744,715	390,483

Net investment loss	(326,641)	(562,667)	(91,620)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND WRITTEN OPTIONS:
Net realized gain/(loss) from:
Investments	(2,843,969)	(33,093,621)	156,279
Written options	2,242,624	623,362	1,357,796
Net change in unrealized appreciation/depreciation on:
Investments	(7,959,990)	24,523,890	(5,402,061)
Written options	(418,963)	(215,785)	(129,430)

Net realized and change in unrealized loss on investments and written options	(8,980,298)	(8,162,154)	(4,017,416)

Net decrease in net assets resulting from operations	$(9,306,939)	$(8,724,821)	$(4,109,036)

See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Kelmoore Strategy® Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
OPERATIONS:
Net investment loss	$(326,641)	$(771,626)
Net realized gain/(loss) on investments and written options	(601,345)	12,909,577
Net change in unrealized appreciation/depreciation on investments and written options	(8,378,953)	(11,427,687)

Net increase/(decrease) in net assets resulting from operations	(9,306,939)	710,264

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Realized capital gains:
Class C	(837,125)*	(5,799,038)
Class A	(707,467)*	(5,231,635)

Total distributions to shareholders	(1,544,592)	(11,030,673)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class C	1,886,711	4,492,124
Class A	1,435,291	3,729,788
Reinvestment of distributions:
Class C	449,974	3,005,553
Class A	333,125	2,460,552
Cost of shares redeemed:
Class C	(13,222,175)	(20,113,495)
Class A	(10,453,223)	(21,785,060)

Decrease in net assets derived from capital share transactions (a)	(19,570,297)	(28,210,538)

TOTAL DECREASE IN NET ASSETS	(30,421,828)	(38,530,947)
NET ASSETS:
Beginning of period	68,021,025	106,551,972

End of period	$37,599,197	$68,021,025

Accumulated net investment loss	$(326,641)	$—

(a) Transactions in capital stock were:
Shares sold:
Class C	85,783	165,279
Class A	57,808	122,484
Shares issued through reinvestment of distributions:
Class C	20,322	112,228
Class A	13,432	83,029
Shares redeemed:
Class C	(604,582)	(741,178)
Class A	(424,831)	(727,185)

Decrease in shares outstanding	(852,068)	(985,343)

*	Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS – (Continued)

	Kelmoore Strategy® Eagle Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
OPERATIONS:
Net investment loss	$(562,667)	$(2,137,077)
Net realized gain/(loss) on investments and written options	(32,470,259)	32,518,225
Net change in unrealized appreciation/depreciation on investments and written options	24,308,105	(35,647,373)

Net decrease in net assets resulting from operations	(8,724,821)	(5,266,225)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Realized capital gains:
Class C	—	(11,452,929)
Class A	—	(13,120,975)

Total distributions to shareholders	—	(24,573,904)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class C	552,498	8,397,653
Class A	765,458	7,947,931
Reinvestment of distributions:
Class C	—	5,911,851
Class A	—	5,637,508
Cost of shares redeemed:
Class C	(21,513,163)	(20,578,820)
Class A	(21,318,529)	(35,221,020)

Decrease in net assets derived from capital share transactions (a)	(41,513,736)	(27,904,897)

TOTAL DECREASE IN NET ASSETS	(50,238,557)	(57,745,026)
NET ASSETS:
Beginning of period	86,259,398	144,004,424

End of period	$36,020,841	$86,259,398

Accumulated net investment loss	$(562,667)	$—

(a) Transactions in capital stock were:
Shares sold:
Class C	83,522	953,568
Class A	102,962	802,671
Shares issued through reinvestment of distributions:
Class C	—	685,714
Class A	—	587,870
Shares redeemed:
Class C	(3,262,903)	(2,343,820)
Class A	(2,853,962)	(3,588,128)

Decrease in shares outstanding	(5,930,381)	(2,902,125)

See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS – (Continued)

	Kelmoore Strategy® Liberty Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
OPERATIONS:
Net investment loss	$(91,620)	$(262,863)
Net realized gain on investments and written options	1,514,075	6,552,876
Net change in unrealized appreciation/depreciation on investments and written options	(5,531,491)	(5,614,003)

Net increase/(decrease) in net assets resulting from operations	(4,109,036)	676,010

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Realized capital gains:
Class C	(534,468)*	(1,934,663)
Class A	(559,414)*	(2,227,846)

Total distributions to shareholders	(1,093,882)	(4,162,509)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class C	2,724,551	4,573,770
Class A	1,226,523	4,958,479
Reinvestment of distributions:
Class C	225,848	798,129
Class A	241,183	974,976
Cost of shares redeemed:
Class C	(5,067,138)	(7,105,104)
Class A	(5,925,552)	(10,726,443)

Decrease in net assets derived from capital share transactions (a)	(6,574,585)	(6,526,193)

TOTAL DECREASE IN NET ASSETS	(11,777,503)	(10,012,692)
NET ASSETS:
Beginning of period	33,383,598	43,396,290

End of period	$21,606,095	$33,383,598

Accumulated net investment loss	$(91,620)	$—

(a) Transactions in capital stock were:
Shares sold:
Class C	67,273	97,765
Class A	28,196	99,070
Shares issued through reinvestment of distributions:
Class C	5,680	17,283
Class A	5,610	19,749
Shares redeemed:
Class C	(127,816)	(153,052)
Class A	(138,086)	(215,376)

Decrease in shares outstanding	(159,143)	(134,561)

*	Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS	June 30, 2008

The financial highlights table below is intended to help you understand the financial performance of the Strategy Fund’s Class C shares for the past 5 years. Certain information reflects financial results for a single Strategy Fund Class C share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund throughout the periods presented (assuming reinvestment of all dividends and distributions).

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

			Kelmoore Strategy® Fund — Class C
	Six Months Ended June 30, 2008 (Unaudited)		Year Ended December 31, 2007	Year Ended December 31, 2006	Ten Months Ended December 31, 2005*	Year Ended February 28, 2005	Year Ended February 29, 2004	Year Ended February 28, 2003
Net asset value, beginning of period	$24.53		$28.19	$30.30	$32.01	$38.90	$34.30	$48.30

Income/(loss) from investment operations:
Net investment income/(loss)	(0.17	)**	(0.39)	(0.49)	(0.23)	0.14	(0.40)	(0.70)
Net realized and unrealized gain/(loss) on investments	(3.78)		0.35	2.36	1.45	(2.70)	9.20	(9.80)
Payment from affiliate (Note 6)	—		—	0.15 **	—	—	—	—

Total from investment operations	(3.95)		(0.04)	2.02	1.22	(2.56)	8.80	(10.50)

Less distributions from:
Net investment income	(0.64)		—	—	—	(0.13)	—	—
Realized capital gains	—		(3.62)	—	(2.93)	—	(4.20)	(0.10)
Tax return of capital	—		—	(4.13)	—	(4.20)	—	(3.40)

Total distributions	(0.64)		(3.62)	(4.13)	(2.93)	(4.33)	(4.20)	(3.50)

Net asset value, end of period	$19.94		$24.53	$28.19	$30.30	$32.01	$38.90	$34.30

Total return	(16.34)%[1]		(0.46)%	7.18%	4.09%[1]	(6.82)%	26.88%	(22.04)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$18,151		$34,568	$52,795	$66,809	$89,996	$114,552	$85,166
Ratio of expenses to average net assets:
Before fee waivers, expense reimbursements and including recoupment of prior year fee waivers	3.45%[2]		3.00%	2.98%	2.88%[2]	2.66%	2.75%	2.74%
After fee waivers, expense reimbursements and including recoupment of prior year fee waivers	3.20	%2,#	2.89%	2.91%	2.75%[2]	2.66%	2.75%	2.74%
Ratio of net investment income/(loss) to average net assets:
After fee waivers, expense reimbursements and including recoupment of prior year fee waivers	(1.59)%[2]		(1.26)%	(1.50)%	(0.82)%[2]	0.38%	(1.21)%	(1.74)%
Portfolio turnover rate	13.68%[1]		192.50%	304.10%	224.62%[1]	104.28%	153.30%	111.73%

*	The Fund’s fiscal year end changed from February 28 to December 31, effective December 31, 2005.

**	Amount was calculated based on the average shares outstanding during the period.

[1]	Not Annualized.

[2]	Annualized.

#

The Fund incurred interest expense and extraordinary expenses for the six-month period ended June 30, 2008. If these expenses had not been incurred, the ratio of annualized operating expenses to average net assets would have been 3.00%.

See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS	June 30, 2008

The financial highlights table below is intended to help you understand the financial performance of the Strategy Fund’s Class A shares for the past 5 years. Certain information reflects financial results for a single Strategy Fund Class A share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund throughout the periods presented (assuming reinvestment of all dividends and distributions).

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

			Kelmoore Strategy® Fund — Class A
	Six Months Ended June 30, 2008 (Unaudited)		Year Ended December 31, 2007	Year Ended December 31, 2006	Ten Months Ended December 31, 2005*	Year Ended February 28, 2005	Year Ended February 29, 2004	Year Ended February 28, 2003
Net asset value, beginning of period	$27.39		$30.84	$32.54	$33.94	$40.70	$35.50	$49.40

Income/(loss) from investment operations:
Net investment income/(loss)	(0.11	)**	(0.18)	(0.27)	(0.02)	0.45	(0.20)	(0.40)
Net realized and unrealized gain/(loss) on investments	(4.23)		0.35	2.52	1.55	(2.88)	9.60	(10.00)
Payment from affiliate (Note 6)	—		—	0.18 **	—	—	—	—

Total from investment operations	(4.34)		0.17	2.43	1.53	(2.43)	9.40	(10.40)

Less distributions from:
Net investment income	(0.64)		—	—	—	(0.41)	—	—
Realized capital gains	—		(3.62)	—	(2.93)	—	(4.20)	(0.10)
Tax return of capital	—		—	(4.13)	—	(3.92)	—	(3.40)

Total distributions	(0.64)		(3.62)	(4.13)	(2.93)	(4.33)	(4.20)	(3.50)

Net asset value, end of period	$22.41		$27.39	$30.84	$32.54	$33.94	$40.70	$35.50

Total return+	(16.05)%[1]		0.31%	8.01%	4.80%[1]	(6.16)%	27.70%	(21.31)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$19,448		$33,453	$53,757	$78,885	$102,021	$116,842	$68,336
Ratio of expenses to average net assets:
Before fee waivers, expense reimbursements and including recoupment of prior year fee waivers	2.71%[2]		2.25%	2.23%	2.13%[2]	1.91%	2.00%	1.99%
After fee waivers, expense reimbursements and including recoupment of prior year fee waivers	2.46	%2,#	2.14%	2.16%	2.00%[2]	1.91%	2.00%	1.99%
Ratio of net investment income/(loss) to average net assets:
After fee waivers, expense reimbursements and including recoupment of prior year fee waivers	(0.86)%[2]		(0.50)%	(0.73)%	(0.07)%[2]	1.13%	(0.46)%	(0.99)%
Portfolio turnover rate	13.68%[1]		192.50%	304.10%	224.62%[1]	104.28%	153.30%	111.73%

*	The Fund’s fiscal year end changed from February 28 to December 31, effective December 31, 2005.

**	Amount was calculated based on the average shares outstanding during the period.

+	Total return calculation does not reflect sales load.

[1]	Not Annualized.

[2]	Annualized.

#

The Fund incurred interest expense and extraordinary expenses for the six-month period ended June 30, 2008. If these expenses had not been incurred, the ratio of annualized operating expenses to average net assets would have been 2.25%.

See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS	June 30, 2008

The financial highlights table below is intended to help you understand the financial performance of the Eagle Fund’s Class C shares for the past 5 years. Certain information reflects financial results for a single Eagle Fund Class C share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund throughout the periods presented (assuming reinvestment of all dividends and distributions).

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

			Kelmoore Strategy® Eagle Fund — Class C
	Six Months Ended June 30, 2008 (Unaudited)		Year Ended December 31, 2007	Year Ended December 31, 2006	Ten Months Ended December 31, 2005*	Year Ended February 28, 2005	Year Ended February 29, 2004	Year Ended February 28, 2003
Net asset value, beginning of period	$7.20		$9.67	$12.16	$13.53	$17.60	$15.20	$24.30

Income/(loss) from investment operations:
Net investment loss	(0.08	)**	(0.21)	(0.29)	(0.24)	(0.17)	(0.30)	(0.50)
Net realized and unrealized gain/(loss) on investments	(0.82)		(0.28)	(0.10)	0.32	(0.26)	5.90	(5.70)
Payment from affiliate (Note 6)	—		—	0.04 **	—	—	—	—

Total from investment operations	(0.90)		(0.49)	(0.35)	0.08	(0.43)	5.60	(6.20)

Less distributions from:
Realized capital gains	—		(1.98)	—	(1.06)	(0.09)	(3.20)	(0.10)
Tax return of capital	—		—	(2.14)	(0.39)	(3.55)	—	(2.80)

Total distributions	—		(1.98)	(2.14)	(1.45)	(3.64)	(3.20)	(2.90)

Net asset value, end of period	$6.30		$7.20	$9.67	$12.16	$13.53	$17.60	$15.20

Total return	(12.36)%[1]		(6.35)%	(3.00)%	0.82%[1]	(2.08)%	40.39%	(26.12)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$14,485		$39,420	$59,744	$92,341	$109,197	$75,201	$28,414
Ratio of expenses to average net assets:
Before fee waivers, expense reimbursements and including recoupment of prior year fee waivers	3.67%[2]		2.93%	2.87%	2.76%[2]	2.61%	3.00%	3.12%
After fee waivers, expense reimbursements and including recoupment of prior year fee waivers	3.25	%2,#	2.86%	2.81%	2.76%[2]	2.59%	3.00%	3.00%
Ratio of net investment loss to average net assets:
After fee waivers, expense reimbursements and including recoupment of prior year fee waivers	(2.55)%[2]		(2.27)%	(2.38)%	(2.20)%[2]	(1.50)%	(2.46)%	(2.58)%
Portfolio turnover rate	70.93%[1]		191.35%	199.65%	139.09%[1]	29.90%	152.84%	87.97%

*	The Fund’s fiscal year end changed from February 28 to December 31, effective December 31, 2005.

**	Amount was calculated based on the average shares outstanding during the period.

[1]	Not Annualized.

[2]	Annualized.

#

The Fund incurred interest expense and extraordinary expenses for the six-month period ended June 30, 2008. If these expenses had not been incurred, the ratio of annualized operating expenses to average net assets would have been 3.00%.

See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS	June 30, 2008

The financial highlights table below is intended to help you understand the financial performance of the Eagle Fund’s Class A shares for the past 5 years. Certain information reflects financial results for a single Eagle Fund Class A share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund throughout the periods presented (assuming reinvestment of all dividends and distributions).

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

			Kelmoore Strategy® Eagle Fund — Class A
	Six Months Ended June 30, 2008 (Unaudited)		Year Ended December 31, 2007	Year Ended December 31, 2006	Ten Months Ended December 31, 2005*	Year Ended February 28, 2005	Year Ended February 29, 2004	Year Ended February 28, 2003
Net asset value, beginning of period	$8.12		$10.58	$13.02	$14.27	$18.30	$15.50	$24.70

Income/(loss) from investment operations:
Net investment loss	(0.07	)**	(0.17)	(0.23)	(0.17)	(0.08)	(0.20)	(0.30)
Net realized and unrealized gain/(loss) on investments	(0.91)		(0.31)	(0.12)	0.37	(0.31)	6.20	(6.00)
Payment from affiliate (Note 6)	—		—	0.05 **	—	—	—	—

Total from investment operations	(0.98)		(0.48)	(0.30)	0.20	(0.39)	6.00	(6.30)

Less distributions from:
Realized capital gains	—		(1.98)	—	(1.06)	(0.09)	(3.20)	(0.10)
Tax return of capital	—		—	(2.14)	(0.39)	(3.55)	—	(2.80)

Total distributions	—		(1.98)	(2.14)	(1.45)	(3.64)	(3.20)	(2.90)

Net asset value, end of period	$7.14		$8.12	$10.58	$13.02	$14.27	$18.30	$15.50

Total return+	(11.95)%[1]		(5.66)%	(2.36)%	1.67%[1]	(1.71)%	42.38%	(26.09)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$21,536		$46,840	$84,261	$136,899	$163,621	$91,612	$24,235
Ratio of expenses to average net assets:
Before fee waivers, expense reimbursements and including recoupment of prior year fee waivers	2.94%[2]		2.18%	2.12%	2.00%[2]	1.86%	2.25%	2.37%
After fee waivers, expense reimbursements and including recoupment of prior year fee waivers	2.52	%2,#	2.11%	2.06%	2.00%[2]	1.84%	2.25%	2.25%
Ratio of net investment loss to average net assets:
After fee waivers, expense reimbursements and including recoupment of prior year fee waivers	(1.83)%[2]		(1.52)%	(1.63)%	(1.45)%[2]	(0.75)%	(1.71)%	(1.83)%
Portfolio turnover rate	70.93%[1]		191.35%	199.65%	139.09%[1]	29.90%	152.84%	87.97%

*	The Fund’s fiscal year end changed from February 28 to December 31, effective December 31, 2005.

**	Amount was calculated based on the average shares outstanding during the period.

+	Total return calculation does not reflect sales load.

[1]	Not Annualized.

[2]	Annualized.

#

The Fund incurred interest expense and extraordinary expenses for the six-month period ended June 30, 2008. If these expenses had not been incurred, the ratio of annualized operating expenses to average net assets would have been 2.25%.

See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS	June 30, 2008

The financial highlights table below is intended to help you understand the financial performance of the Liberty Fund’s Class C shares for the past 5 years. Certain information reflects financial results for a single Liberty Fund Class C share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund throughout the periods presented (assuming reinvestment of all dividends and distributions).

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

			Kelmoore Strategy® Liberty Fund — Class C
	Six Months Ended June 30, 2008 (Unaudited)		Year Ended December 31, 2007	Year Ended December 31, 2006	Ten Months Ended December 31, 2005*	Year Ended February 28, 2005	Year Ended February 29, 2004	Year Ended February 28, 2003
Net asset value, beginning of period	$43.50		$48.12	$49.55	$53.70	$60.30	$53.10	$75.00

Income/(loss) from investment operations:
Net investment loss	(0.21	)**	(0.55)	(0.64)	(0.46)	(0.30)	(0.70)	(1.10)
Net realized and unrealized gain/(loss) on investments	(5.79)		1.06	4.84	(0.04)	(0.05)	13.20	(15.20)
Payment from affiliate (Note 6)	—		—	0.07 **	—	—	—	—

Total from investment operations	(6.00)		0.51	4.27	(0.50)	(0.35)	12.50	(16.30)

Less distributions from:
Net investment income	(1.64)		—	—	—	—	—	—
Realized capital gains	—		(5.13)	—	(2.86)	(3.20)	(5.30)	(3.90)
Tax return of capital	—		—	(5.70)	(0.79)	(3.05)	—	(1.70)

Total distributions	(1.64)		(5.13)	(5.70)	(3.65)	(6.25)	(5.30)	(5.60)

Net asset value, end of period	$35.86		$43.50	$48.12	$49.55	$53.70	$60.30	$53.10

Total return	(14.11)%[1]		0.98%	9.13%	(0.91)%[1]	(0.40)%	24.21%	(22.11)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$10,531		$15,161	$18,601	$23,250	$28,745	$21,832	$11,509
Ratio of expenses to average net assets:
Before fee waivers, expense reimbursements and including recoupment of prior year fee waivers	3.52%[2]		3.11%	3.09%	3.00%[2]	3.04%	3.11%	3.30%
After fee waivers, expense reimbursements and including recoupment of prior year fee waivers	3.19	%2,#	3.00%	2.96%	3.00%[2]	3.00%	3.00%	3.00%
Ratio of net investment loss to average net assets:
After fee waivers, expense reimbursements and including recoupment of prior year fee waivers	(1.06)%[2]		(1.09)%	(1.20)%	(0.97)%[2]	(0.61)%	(1.56)%	(1.83)%
Portfolio turnover rate	25.02%[1]		212.79%	195.75%	104.70%[1]	98.74%	193.32%	111.37%

*	The Fund’s fiscal year end changed from February 28 to December 31, effective December 31, 2005.

**	Amount was calculated based on the average shares outstanding during the period.

[1]	Not Annualized.

[2]	Annualized.

#

The Fund incurred interest expense and extraordinary expenses for the six-month period ended June 30, 2008. If these expenses had not been incurred, the ratio of annualized operating expenses to average net assets would have been 3.00%.

See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS	June 30, 2008

The financial highlights table below is intended to help you understand the financial performance of the Liberty Fund’s Class A shares for the past 5 years. Certain information reflects financial results for a single Liberty Fund Class A share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund throughout the periods presented (assuming reinvestment of all dividends and distributions).

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

			Kelmoore Strategy® Liberty Fund — Class A
	Six Months Ended June 30, 2008 (Unaudited)		Year Ended December 31, 2007	Year Ended December 31, 2006	Ten Months Ended December 31, 2005*	Year Ended February 28, 2005	Year Ended February 29, 2004	Year Ended February 28, 2003
Net asset value, beginning of period	$46.78		$51.01	$51.84	$55.67	$61.80	$53.90	$75.60

Income/(loss) from investment operations:
Net investment income/(loss)	(0.06	)**	(0.18)	(0.27)	(0.11)	0.07	(0.30)	(0.60)
Net realized and unrealized gain/(loss) on investments	(6.25)		1.08	5.07	(0.07)	0.05	13.50	(15.50)
Payment from affiliate (Note 6)	—		—	0.07 **	—	—	—	—

Total from investment operations	(6.31)		0.90	4.87	(0.18)	0.12	13.20	(16.10)

Less distributions from:
Net investment income	(1.64)		—	—	—	—	—	—
Realized capital gains	—		(5.13)	—	(2.86)	(3.20)	(5.30)	(3.90)
Tax return of capital	—		—	(5.70)	(0.79)	(3.05)	—	(1.70)

Total distributions	(1.64)		(5.13)	(5.70)	(3.65)	(6.25)	(5.30)	(5.60)

Net asset value, end of period	$38.83		$46.78	$51.01	$51.84	$55.67	$61.80	$53.90

Total return+	(13.78)%[1]		1.72%	9.92%	(0.28)%[1]	0.41%	25.19%	(21.65)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$11,075		$18,223	$24,795	$33,381	$41,444	$29,477	$12,546
Ratio of expenses to average net assets:
Before fee waivers, expense reimbursements and including recoupment of prior year fee waivers	2.76%[2]		2.36%	2.34%	2.25%[2]	2.29%	2.36%	2.55%
After fee waivers, expense reimbursements and including recoupment of prior year fee waivers	2.43	%2,#	2.25%	2.21%	2.25%[2]	2.25%	2.25%	2.25%
Ratio of net investment income/(loss) to average net assets:
After fee waivers, expense reimbursements and including recoupment of prior year fee waivers	(0.30)%[2]		(0.33)%	(0.46)%	(0.21)%[2]	0.14%	(0.81)%	(1.08)%
Portfolio turnover rate	25.02%[1]		212.79%	195.75%	104.70%[1]	98.74%	193.32%	111.37%

*	The Fund’s fiscal year end changed from February 28 to December 31, effective December 31, 2005.

**	Amount was calculated based on the average shares outstanding during the period.

+	Total return calculation does not reflect sales load.

[1]	Not Annualized.

[2]	Annualized.

#

The Fund incurred interest expense and extraordinary expenses for the six-month period ended June 30, 2008. If these expenses had not been incurred, the ratio of annualized operating expenses to average net assets would have been 2.25%.

See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS	June 30, 2008

Note 1 — Significant Accounting Policies

Kelmoore Strategic Trust (the “Trust”), an open-end management investment company, was organized as a Delaware statutory trust on November 30, 1998. The Trust operates as a series company and, at June 30, 2008, consisted of four non-diversified investment portfolios (each a “Fund” and collectively the “Funds”), Kelmoore Strategy® Fund (“Strategy Fund”), Kelmoore Strategy® Eagle Fund (“Eagle Fund”), Kelmoore Strategy® Liberty Fund (“Liberty Fund”) and Kelmoore Strategy® Capitol Fund (“Capitol Fund”). As of June 30, 2008, the Capitol Fund has not commenced investment operations. Each Fund’s primary strategy is to maximize realized gains from writing covered call options on common stocks using an active-management investment approach and to distribute income and short-term gains on a monthly basis, and long-term gains annually, if practical. Variables such as equity market valuations, timing of shareholder investment flows, or below historical average option premiums may negate realized gains and therefore may result in distributions characterized as a return of capital (investment principal).

The Strategy Fund’s principal strategy is to purchase the common stocks of a limited number of large-cap companies with market capitalization in excess of $10 billion and strong financial fundamentals and generally to sell or “write” related covered call options against most, if not substantially all, the shares of stock it owns. The Eagle Fund’s principal strategy is to purchase the common stocks of a limited number of mid- and large-cap companies with market capitalization in excess of $1 billion and strong financial fundamentals and to generally sell or “write” related covered call options against most, if not substantially all, the shares of stock it owns. The Liberty Fund’s principal strategy is to purchase the common stocks of large-cap companies with market capitalization in excess of $10 billion and strong financial fundamentals and generally to sell or “write” related covered call options against most, if not substantially all, the shares of stock it owns.

As a secondary strategy, the Funds may “write” secured put options either to earn additional option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value. Each Fund also may, under certain market conditions, seek to protect or “hedge” its portfolio against a decline in the value of the stocks it owns by acquiring put options. Each Fund currently intends to invest up to 50% of the premiums generated from covered call option writing to acquire put options but may direct investment in more or less put options in the Funds’ investment adviser’s sole discretion.

The Funds’ authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds offer two classes of shares (Class A and Class C). These share classes differ mainly based on the application of sales load and distribution fees (see Note 3).

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation. The Funds’ securities are valued based on readily available market quotes or, where market quotations are not readily available, including when quoted prices are considered to be unreliable or if events occurring after the close of a securities market and before a Fund values its assets would materially affect net asset value, based on fair value as determined in good faith by the Valuation Committee under procedures approved by the Board of Trustees (the “Board”). Since the Funds generally purchase highly liquid equity securities on major exchanges, it is unlikely that the Funds will be required to use fair valuation procedures.

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS – (Continued)	June 30, 2008

Equity securities traded on any U.S. or foreign exchange are valued at the last sale or closing price on the exchange or system in which they are principally traded on the valuation date. Securities for which the primary market is the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If there is no sale on the valuation date, securities traded principally: (1) on a U.S. exchange are valued at the mean between the closing bid and asked prices; and (2) on a foreign exchange are valued at the most recent closing price. Equity securities that are traded in the over-the-counter market only, but are not included in the NASDAQ, are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days are valued at amortized cost. Valuations may be obtained from independent pricing services approved by the Board.

B. Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of June 30, 2008 is as follows:

	Strategy Fund	Eagle Fund	Liberty Fund
Level 1 - Quoted Prices	$35,903,647	$36,945,290	$18,924,433
Level 2 - Other Significant Observable Inputs	(146,137)	(73,520)	283,285
Level 3 - Significant Unobservable Inputs	—	—	—

Total Market Value of Investments	$35,757,510	$36,871,770	$19,207,718

C. Option Valuation. Exchange traded options are valued at the last sale price or closing price on the Chicago Board Options Exchange (“CBOE”). If there is no sale or closing price available from the CBOE, options are valued at the mean between the last bid and asked price.

When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or a loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS – (Continued)	June 30, 2008

option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss is reduced by the amount of option premium received.

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss is reduced by the amount of option premium received.

Generally, option transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund’s ability to write options or enter closing transactions. As the options written by the Funds are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

D. Investment Income and Securities Transactions. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

E. Distributions to Shareholders. The Funds distribute substantially all of their net investment income and long-term capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

F. Federal Income Taxes. The Funds’ intent is to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. The Funds do not expect to be subject to income tax, therefore, no federal income tax provisions have been recorded.

The Funds adopted the provisions of FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset values of the Funds. As of June 30, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS – (Continued)	June 30, 2008

G. Cash and Cash Equivalents. Uninvested cash is swept daily into an interest bearing account at PFPC Trust Company. The interest is paid to the Funds on a monthly basis. Throughout the period, the Funds may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate of 120% of the average federal funds rate for that month. For the six-months ended June 30, 2008, the Strategy Fund, Eagle Fund and Liberty Fund incurred interest expense of $4,277, $12,446 and $1,476, respectively.

H. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

I. Allocation of Expenses. Expenses that are specific to a Fund or share class are charged directly to that Fund or share class. Distribution expenses are solely borne by and charged to the respective class of shares. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets.

J. Net Asset Value. The net asset value per share of each class is calculated daily by allocating investment income, realized and unrealized gains and losses and expenses (other than class specific expenses) to each class of shares based upon the value of shares outstanding attributed to each class at the beginning of each day.

Note 2 — Purchases and Sales of Securities

Purchases and sales of securities, other than short-term investments, during the six-months ended June 30, 2008 were as follows:

	Purchases	Sales
Strategy Fund	$7,320,773	$30,397,434
Eagle Fund	39,380,419	80,941,574
Liberty Fund	6,731,473	16,375,882

Transactions in option contracts written for the six-months ended June 30, 2008 were as follows:

	Strategy Fund		Eagle Fund
	Contracts	Premium	Contracts	Premium
Outstanding at December 31, 2007	1,230,500	$1,366,946	515,000	$277,406
Options written during period	5,584,500	3,886,465	7,435,600	4,868,899
Options exercised during period	(290,900)	(431,070)	(755,100)	(375,603)
Options expired during period	(2,324,600)	(1,899,172)	(1,741,500)	(1,114,262)
Options closed during period	(3,704,900)	(2,662,524)	(5,419,100)	(3,599,299)

Outstanding at June 30, 2008	494,600	$260,645	34,900	$57,141

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS – (Continued)	June 30, 2008

	Liberty Fund
	Contracts	Premium
Outstanding at December 31, 2007	560,000	$736,368
Options written during period	2,581,700	1,660,187
Options exercised during period	(373,400)	(280,780)
Options expired during period	(707,800)	(762,933)
Options closed during period	(1,870,700)	(1,268,699)

Outstanding at June 30, 2008	189,800	$84,143

Note 3 — Investment Management Fee and Other Transactions with Affiliates

Kelmoore Investment Company, Inc. (“Kelmoore”) is a registered investment adviser (the “Adviser”) and provides the Funds with investment management services. The Adviser receives a fee, computed daily and paid monthly, based on an annual rate of 1.00% of the average daily net assets from each of the Funds. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse certain expenses of the Funds as stated below.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses (excluding extraordinary expenses and fees and expenses of Trustees who are deemed to not be “interested persons” of the Trust pursuant to Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)) through May 1, 2009, so that the total annual fund operating expenses for this period will not exceed 2.25% for Class A and 3.00% for Class C of each Fund (the “Expense Limitation”). Each Fund will carry forward, for a period not to exceed three (3) years from the date on which a waiver or reimbursement is made by the Adviser, any expenses in excess of the Expense Limitation and repay the Adviser such amounts, provided the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the effective prospectus.

At June 30, 2008, the balance of recoupable expenses along with year of expiration for the Strategy and Liberty Funds were as follows:

	2009	2010	2011	Total
Strategy Fund	$129,183	$12,657	$67,105	$208,945
Eagle Fund	—	6,547	109,473	116,020
Liberty Fund	123,352	42,632	45,819	211,803

The Funds have, on behalf of the Class A and Class C shares, adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (each a “Plan”) that allow the Funds to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan for Class A shares permits the Funds to reimburse Kelmoore, as the Funds’ distributor (the “Distributor”), an annual fee not to exceed 0.25% of the average daily net assets of the Class A shares. The Plan for Class C shares permits the Funds to reimburse the Distributor an annual fee not to exceed 0.75% of the average daily net assets of the Class C shares. In addition, the Plan for Class C shares permits the Funds to reimburse the Distributor for payments to dealers or others, an annual service fee not to exceed 0.25% of the average daily net assets of the Class C shares. For the six-months ended June 30, 2008, the Strategy Fund reimbursed the Distributor $167,195 ($32,407 for Class A and $134,788 for Class C), the Eagle Fund reimbursed the Distributor $149,653 ($37,805 for Class A and $111,848 for Class C) and the Liberty Fund reimbursed the Distributor $84,388 ($18,517 for Class A and $65,871 for Class C) for distribution and servicing expenses incurred.

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS – (Continued)	June 30, 2008

The Strategy, Eagle and Liberty Funds’ Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with each Fund’s effective prospectus. For the six-months ended June 30, 2008, sales charges received by Kelmoore Investment Company Inc., as the Funds’ distributor, were as follows:

Strategy Fund	$6,045
Eagle Fund	13,119
Liberty Fund	8,236

A. Services Agreement. The Funds have entered into a Services Agreement with PNC Global Investment Servicing (U.S.) Inc. (“PNC”). Under the Services Agreement, PNC provides certain transfer agency, administrative and accounting services. The Funds have entered into a Custodian Services Agreement with PFPC Trust Company.

B. Brokerage Commissions. Kelmoore also is a registered broker-dealer and provides brokerage services to the Funds (the “Broker”). Each Fund, through the Adviser, places substantially all of its brokerage transactions, both in stocks and options, through the Broker’s brokerage trading operations. Kelmoore, acting as a broker, is an electronic access member of the International Securities Exchange (“ISE”), a leading electronic trading market for options, and directly executes a substantial portion of the Funds’ brokerage transactions through ISE or other market centers accessible to Kelmoore, such as Electronic Communications Networks, third party trading platforms and alternative trading networks. The Funds pay Kelmoore brokerage commissions for executing these transactions, which are separate from, and in addition to, the fees paid by the Funds to the Adviser for advisory services and to Kelmoore for distribution services. As the level of stock trading or option writing increases, the level of commissions paid by each Fund to the Adviser increases.

The commissions paid to the Broker are regularly reviewed and approved by the Independent Trustees of the Funds in accordance with Rule 17e-1 under the 1940 Act. Since the Broker receives compensation based on the number of shares and option contracts traded, there is an incentive for the Broker to effect as many transactions as possible because as the level of stock trading or options writing increases, the commissions paid by each Fund to the Broker also increases. The amount of such commissions is substantial when compared with such charges for other funds because of the Funds’ options and securities trading strategy. Nonetheless, with respect to each of the Strategy, Eagle and Liberty Funds, the number of covered call options written at any time is limited to the value of the stock positions in the Fund’s portfolio, which are used to cover or secure those options. These limits may mitigate the effect of the Adviser’s incentive to effect transactions for the Fund to which they apply.

The Adviser manages all aspects of each Fund’s options trading strategy through monitoring of trading markets. In addition, the Adviser is primarily responsible for overseeing and implementing the brokerage services provided to the Funds. The Board believes that the Adviser’s extensive knowledge base and securities trading experience are essential to maximizing each Fund’s options premiums while mitigating risk of losses. In addition to executing brokerage transactions for the Funds internally, the Adviser also directs, in its discretion, a portion of the Fund’s brokerage transactions for execution to unaffiliated broker-dealers, generally when, in the Adviser’s judgment, the market centers accessible to the Adviser lack sufficient liquidity and transparency for best execution.

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS – (Continued)	June 30, 2008

The Funds will not deal with the Broker (or any affiliate) in any transaction in which the Broker (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission (the “SEC”). For the six-months ended June 30, 2008, the Funds paid $72,732, $210,658 and $35,429 for the Strategy, Eagle and Liberty Funds, respectively, in brokerage commissions to Kelmoore. Kelmoore as broker has arrangements with unaffiliated brokers who act as executing and clearing brokers for the Funds’ equity transactions and as clearing broker on options transactions, and these brokers are compensated by the Broker for these services. For certain equity and options transactions where the Adviser uses the services of a full service unaffiliated broker, the Funds are charged only the commissions and fees paid to that unaffiliated broker.

C. Officer and Trustee Compensation. Certain officers and Trustees of the Funds are affiliated persons of the Adviser and the Distributor. No officer, Trustee or employee of the Adviser, PNC, or any affiliate thereof, receives any compensation from the Trust for serving as an officer or Trustee of the Trust. Each Independent Trustee receives an annual retainer of $12,000 per year ($22,000 in the case of the Chairman of the Board and $15,500 in the case of the Chairman of the Audit Committee). The annual retainer is payable in equal installments at the end of each quarter. Additionally, each Independent Trustee receives a fee of $1,500 for each meeting of the Board attended and a fee of $1,000 for each committee meeting attended that does not occur on the same day as a meeting of the Board. Each Independent Trustee receives reimbursement for certain travel and other out-of-pocket expenses related to attending such meetings. The Trust does not have any retirement, pension or other compensation plan for the Trustees.

Note 4 — Tax Disclosure

The aggregate book cost, gross unrealized appreciation and depreciation at June 30, 2008 for the Funds is as follows:

	Cost	Depreciated Securities	Appreciated Securities	Net Unrealized Depreciation
Strategy Fund	$53,836,011	$(17,932,364)	$—	$(17,932,364)
Eagle Fund	42,874,902	(6,345,618)	416,006	(5,929,612)
Liberty Fund	29,103,923	(10,010,993)	181,503	(9,829,490)

At December 31, 2007, the following Fund had capital loss carryforwards for federal income tax purposes, which will expire in the following years:

	2009	2010	2012	2014	Total
Strategy Fund	$59,075,578	$62,519,008	$19,872,287	$1,562,216	$143,029,089

No provision for federal income taxes is required since the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders all of their taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2008.

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS – (Continued)	June 30, 2008

The tax character of distributions paid during the year ended December 31, 2007 were as follows:

	Ordinary Income	Capital Gains
Strategy Fund
Class C	$5,799,038	$—
Class A	5,231,635	—
Eagle Fund
Class C	10,262,053	1,190,876
Class A	11,756,655	1,364,320
Liberty Fund
Class C	1,622,235	312,428
Class A	1,868,073	359,773

Note 5 — Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds.

Note 6 — Other Matters

The Adviser provides brokerage services to the Funds in connection with the Funds’ equities and options transactions. Without admitting or denying SEC allegations, the Adviser settled an enforcement action that was the result of an SEC audit that began in November of 2004. A copy of the Administrative Order posted on the SEC Website on January 18, 2007 is posted on the Adviser’s Website. In brief, over the past two years, the Enforcement Division of the SEC conducted an investigation regarding the commissions historically charged by the Adviser as broker in connection with the execution of options transactions for the Funds and regarding the prospectus disclosures concerning these commissions. The investigation focused on the policies, disclosures, and practices of the Adviser regarding the investment advisory and brokerage services charged to the Funds.

The Adviser is pleased that the matter has settled. Without admitting or denying the Commission’s findings, the Adviser agreed to pay $100,000 to settle Commission charges that the firm misled investors by significantly understating its mutual fund fees and charges. The Adviser also agreed to undertake certain disclosure and remedial reforms. The Commission issued an Order finding that while the firm purported to charge investors a 1.00% advisory fee, the fees and charges (including commissions paid to the Adviser, which were described in the Statement of Additional Information) would have ranged from 1.50% to over 3.00% had the Adviser “adequately disclosed” all its “advisory” charges. In accepting the Adviser’s settlement offer, the SEC acknowledged that the Adviser had relied on independent counsel in drafting the prospectus disclosure; nevertheless, the SEC asserted that the Adviser remained fully responsible for the disclosure, which the SEC alleged was misleading. The SEC acknowledged the Adviser’s cooperation with the SEC staff’s investigation and the Adviser’s prompt remedial actions to address the SEC staff’s concerns in advance of the settlement.

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS – (Continued)	June 30, 2008

After conducting an independent review of the issues involved in the examination and investigation, the Independent Trustees requested, and the Adviser agreed to reimburse the Funds, the amount of $1,737,672 (payable to the Strategy Fund, Eagle Fund and Liberty Fund in the amount of $803,080, $852,330 and $82,262, respectively) plus interest of $155,190 (payable to the Strategy Fund, Eagle Fund and Liberty Fund in the amount of $71,722, $76,121, and $7,347, respectively), representing the cost savings realized by the Adviser from the decrease in execution costs that were a component of the brokerage commissions paid to the Adviser by the Funds during the period July 1, 2003 through December 31, 2004 (“Voluntary Waiver”). The options commission rate charged by the Adviser to the Funds was substantially reduced effective January 1, 2005, and was further reduced in November 2005. The Adviser made a lump sum payment to the Funds of $1,481,200 (payable to the Strategy Fund, Eagle Fund and Liberty Fund in the amount of $684,550, $726,530, and $70,120, respectively) on February 24, 2006, with the balance of $411,662 (attributable to the Strategy Fund, Eagle Fund and Liberty Fund in the amount of $190,252, $201,921, and $19,489, respectively) plus interest to be reimbursed to the Funds over time by temporarily waiving a portion of the Adviser’s investment advisory fee charged to the Funds in the amount of 10 basis points (0.10%) starting with April accruals that were due May 1, 2006. As of December 31, 2007, all outstanding balances mentioned above have been paid by the Adviser.

Note 7 — Subsequent Events

Dunham & Associates Investment Counsel, Inc. (“Dunham”) and Westchester Capital Management, Inc. (“Westchester”) are scheduled, subject to shareholder approval, to assume management responsibilities for the Funds from Kelmoore Investment Company, Inc. (“Kelmoore”), the Funds’ current adviser, upon the completion of the reorganization of the Funds into the Dunham Monthly Distribution Fund (the “Reorganization”).

At an in-person meeting held on August 5, 2008, the Board approved and ratified an interim advisory agreement with Dunham and interim sub-advisory agreement with Westchester (collectively, the “Interim Agreements”). The Interim Agreements will insure that the Funds have uninterrupted advisory and sub-advisory services. The Board approved the Interim Agreements because Kelmoore management had informed the Board that Kelmoore may not be able to meet its contractual commitments to its clients. Pursuant to the Interim Agreements, Dunham and Westchester has taken over the day-to-day management of the Funds from Kelmoore. The Interim Agreements are effective immediately and will remain in effect for 150 days or until shareholders approve an advisory agreement with Dunham and a sub-advisory agreement between Dunham and Westchester (collectively, the New Agreements”).

A special meeting of shareholders for the purpose of approving the Reorganization and New Agreements is expected to be held on or about September 12, 2008. The terms of the interim advisory agreement are substantially similar in all respects to the previously existing advisory agreement with Kelmoore. The New Agreements will become effective upon their approval by the Funds’ shareholders.

In addition, the Board also approved and ratified the engagement of Dunham to replace Kelmoore as the Funds’ distributor. As a result, Dunham serves as the exclusive representative of the Funds to act as distributor of the Funds.

KELMOORE STRATEGIC TRUST
ADDITIONAL FUND INFORMATION	June 30, 2008

INFORMATION ON PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with the Funds’ proxy voting record relating to portfolio securities held during the most recent 12 month period ended June 30, 2008, is available at no charge, upon request by calling 1-800-929-1417, by going to our website at www.kelmoore.com, or by going to the SEC’s website at http://www.sec.gov.

INFORMATION ON FORM N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Kelmoore Strategic Trust

Disclosure Regarding Advisory Agreement Approvals

for Semi-Annual Period Ended June 30, 2008

Board Consideration of Advisory Agreement (unaudited)

The Board of Trustees (the “Board”) of Kelmoore Strategic Trust (the “Trust”) oversees the management of each series of the Trust and, as required by law, determines whether to initially approve or approve the renewal of any investment advisory agreement for management of each series of the Trust. The Trust and Kelmoore Investment Company, Inc. (the “Adviser”) are parties to an Investment Advisory Agreement (“Strategy Fund Agreement”) on behalf of the Kelmoore Strategy® Fund, Kelmoore Strategy® Eagle Fund and Kelmoore Strategy® Liberty Fund, each a series of the Trust (collectively, the “Strategy Funds”), pursuant to which the Adviser is responsible for managing the investments of the Strategy Funds. The Strategy Fund Agreement was initially approved by the Board, including a separate vote of the Trustees who are not “interested persons” of the Trust (as defined in the Investment Company Act of 1940) (the “Independent Trustees”), on behalf of the Kelmoore Strategy® Fund on March 22, 1999. The Board approved the Strategy Fund Agreement for Kelmoore Strategy(R) Eagle Fund and Kelmoore Strategy(R) Liberty Fund on May 8, 2000 and August 14, 2000, respectively. At a meeting of the Board of Trustees held on February 20, 2008, the Trustees, by a unanimous vote, including a separate vote of the Independent Trustees, approved the renewal of the Strategy Fund Agreement for an additional one-year term.

The Strategy Fund Agreement continues in effect from year to year after its initial term if such continuance is approved annually by the Board or by a vote of a majority of the outstanding shares of the respective Fund, and, in either case, by the vote of a majority of the Trustees, including a separate vote of the Independent Trustees.

Information Reviewed

During the course of the year, the Board received a wide variety of materials relating to the services provided by the Adviser and the performance of the Strategy Funds. In addition, in advance of the February 20, 2008 meeting, the Board, including each of the Independent Trustees, requested, received and reviewed materials relating to the Strategy Fund Agreement. The Adviser provided materials to the Board for its evaluation based on a request from the Board, and the Trustees were advised by Independent Legal Counsel with respect to these and other relevant matters. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis in connection with Board and committee meetings.

Each of the Trustees received a copy of the Strategy Fund Agreement and a memorandum from the Independent Legal Counsel to the Independent Trustees discussing the factors generally regarded as appropriate to consider in evaluating advisory arrangements. The Independent Trustees met with the Independent Legal Counsel and the Adviser on February 20, 2008 to discuss whether to approve/renew the Strategy Fund Agreement.

The Board reviewed a report regarding the Strategy Funds’ advisory fees and brokerage practices prepared by Roy W. Adams Jr., an independent consultant (the “Adams Report”). The Adams Report contained a comparison of the expenses of peer “covered call” funds as well as relative total return information. The Adams Report also provided information on Kelmoore’s policies, procedures and practices for pricing the advisory fees Kelmoore charged to the Strategy Funds.

The Board also considered the Strategy Funds’ brokerage commissions, including payments made to the Adviser as broker. Other aspects of the Adviser’s services to the Trust were also considered, including compliance and supervision of third-party service providers (e.g., custodian, administrator, transfer agent and fund accountant), shareholder servicing, accounting and administrative services, information furnished to investors and shareholders (including the Strategy Funds’ prospectus, Statement of Additional Information, shareholder reports and quarterly reports), and services of a chief compliance officer provided by the Adviser to the Strategy Funds. The Board also reviewed information concerning the Adviser’s profitability, financial results and condition, including advisory fee revenue, brokerage revenue and separate account advisory fee schedules.

Finally, the Board considered the impact of the proposed reorganization of the Strategy Funds into a fund to be advised by Dunham & Associates Investment Advisors, Inc. (“Dunham”). The Board reviewed a detailed presentation from representatives of Dunham regarding the proposed transaction and how it is expected to benefit the Strategy Funds’ shareholders.

In considering the Strategy Fund Agreement and evaluating the fairness of the compensation paid by the Strategy Funds, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling. Discussed below are certain factors considered by the Board, and the conclusions the Board reached in approving the Strategy Fund Agreement. This discussion is not intended to be all-inclusive. The approval determination was made on the basis of each Trustee’s business judgment after consideration of all the information taken as a whole. Individual Trustees may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

Nature, Quality, and Extent of Services Provided

The Board considered the benefits to shareholders of retaining the Adviser as the investment adviser to the Strategy Funds, particularly in light of the nature, extent, and quality of services provided by the Adviser, including: the Adviser’s history in the management of the Strategy Funds; the ability of the Adviser to provide an appropriate level of support and resources to the Strategy Funds and whether the Adviser has qualified personnel to enable it to perform its functions under the Strategy Fund Agreement; the background and experience of the Adviser’s senior management; the breadth of the Adviser’s compliance program; the Adviser’s performance in the areas of compliance, administration and shareholder communication and services, supervision of operations of the Strategy Funds and general oversight of other service providers. The Board considered the past SEC examination and investigation of the Strategy Funds and the Adviser and the resulting settlement order. The Board acknowledged that the services provided by the Adviser are extensive in nature and that the amount of attention expected to be given to the Strategy Funds by the Adviser is substantial. The Board considered the amount of time the Adviser’s portfolio management personnel devote to the Strategy Funds. The Board concluded that it was satisfied with the nature, extent and quality of investment management and other services expected to be provided to the Strategy Funds by the Adviser.

Performance of the Fund and the Adviser

The Board reviewed the Adams Report and certain Morningstar, E*Trade Financial and Bloomberg Reports, which contained, among other things, performance information, including recent, medium and long-term performance, for the Strategy Funds and other funds with similar investment objectives or funds that utilize, to some degree, a strategy of selling covered call options on their portfolio. The Board also considered the rankings of the Strategy Funds presented in the Adams Report. The Board considered information about the Strategy Funds’ historical performance, including the Adviser’s explanation of why the Strategy Funds underperformed. The Board noted that although the Adams Report had identified 24 funds that had prospectuses expressly stating that covered call writing on individual portfolio securities was a principal investment strategy, none had the same Lipper investment classification/objectives category as the Strategy Funds current category. As a result, the Board noted that, there was no true broad-based “peer” group against which to compare the Strategy Funds’ performance. Based on their evaluation of this information, the Board concluded that the Adviser continues to manage the Strategy Funds consistent with their stated investment strategies.

Costs, Profitability of the Adviser and, Ancillary Benefits

The Board considered the cost of services to be provided and profits to be realized by the Adviser from the relationship with the Trust, including the overall financial soundness of the Adviser, and any ancillary benefits to be received by the Adviser.

Costs of Services. The Board reviewed the management fee rates and information regarding the expense levels of the Strategy Funds. The Board compared the Strategy Funds’ management fee rates and expense ratios to other funds in the Adams Report, and considered the rankings given the Strategy Funds in the Adams Report with respect to advisory fee and expense ratios. The Board also considered information in the Adams Report and in materials prepared by the Adviser regarding the advisory fees charged by other investment advisers for other registered investment companies. The Board noted that the advisory fee rates of each of the Strategy Funds were in line with advisory fee rates of the peer funds presented in the Adams Report, while the overall expenses of the Strategy Funds, as capped, were above the average of the overall expenses of the peer funds. The Board noted that the advisory fees for the Strategy Funds have been the same since inception and that the Adviser has not recommended an increase in fees. The Board also considered the fact that the Adviser has historically provided substantial subsidies to the Strategy Funds in the form of expense waivers and reimbursements during certain periods of the Strategy Funds’ operations. The Board considered the fee structure applied to the Strategy Funds as compared to the fee structure in place for the Adviser’s separately managed accounts, but noted that the Adviser has indicated that those accounts have strategies and techniques that in general differ from those employed by the Strategy Funds.

Profitability and Costs of Services to the Adviser and Ancillary Benefits. The Board reviewed reports of the Adviser’s financial position, overall profitability and estimated overall value, and considered the Adviser’s profitability relative to the services provided. The Board reviewed profitability information provided by the Adviser, which included information about the fee waivers and reimbursements provided by the Adviser to the Strategy Funds and an analysis of the revenues the Adviser receives for each Strategy Fund from all sources in relation to the total revenues for the Adviser. The Board also reviewed the Adviser’s financial statements and considered a profitability report from the Adviser which indicated that the Adviser operated at a loss for its most recently completed fiscal year. The Board also noted that the magnitude of costs and risks borne by the Adviser in rendering advisory services to the Strategy Funds (including risks in the compliance, securities valuation and investment management processes) are substantial.

The Board also considered ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Trust. The Board noted that the benefits derived by the Adviser included brokerage commissions received by the Adviser (in its capacity as broker), as well as intangible benefits resulting from the Adviser’s association with the Strategy Funds and an increase in assets under management, such as reputational benefits and potential access to additional research resources. The Board noted that the Adviser does not pay for reports, research and other services obtainable from brokers and their affiliates through brokerage commissions paid to such brokers (commonly known as “soft dollar” arrangements). The Board considered the Strategy Funds’ historical and current practice of utilizing the Adviser’s services as broker in connection with substantially all of the Strategy Funds’ options and equity transactions. The Board discussed the brokerage commissions on options and equity transactions that the Adviser (in its capacity as broker) earns as the primary broker for the Strategy Funds. The Board noted that the Adviser must select brokers, including itself, based on the Strategy Funds’ requirements for seeking best execution. In evaluating the reasonableness of the brokerage commissions paid by the Strategy Funds, the Board considered the nature of the brokerage services provided and the commission rates charged by the Adviser to the Strategy Funds and the methods used by the Adviser in effecting options transactions on behalf of the Strategy Funds. The Board concluded that any other ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Strategy Funds during the most recently completed fiscal year of the Strategy Funds were consistent with the types of benefits generally derived by investment advisers to mutual funds.

The Board concluded that the fees charged to the Strategy Funds by the Adviser, and the profitability of the Adviser’s relationship with the Strategy Funds, including ancillary benefits, are fair and reasonable.

Economies of Scale

The Board considered the potential of the Adviser and the Strategy Funds to experience economies of scale as the Strategy Funds grow in size and whether the management fee rates for the Strategy Funds are reasonable in relation to each Strategy Fund’s assets and any economies of scale that may exist. The Board noted that the Strategy Fund Agreement does not reflect breakpoints in the advisory fees as the assets grow. The Board noted, however, that the relatively small asset levels of the Strategy Funds prevent the Adviser or the Strategy Funds from realizing significant economies of scale at the present time and may contribute to the relatively higher expenses of the Strategy Funds relative to the other funds presented in the Adams Report. The Board also recognized that the Adviser has historically subsidized the Strategy Funds and has voluntarily provided expense limitation undertakings to the Strategy Funds. The Board concluded that in consideration of the size and operating history of the Strategy Funds and the fee and financial information considered by the Board for each of the Strategy Funds, the current fee structures reflected in the Strategy Fund Agreement are appropriate.

Conclusion

Based on their evaluation of all material factors and assisted by the advice of Independent Legal Counsel to the Independent Trustees, the Board, including the Independent Trustees, concluded that: (i) the compensation payable under the Strategy Fund Agreement bears a reasonable relationship to the services to be rendered and is fair and reasonable; and (ii) the Strategy Fund Agreement is in the best interests of the Strategy Funds and their shareholders and should be renewed for a one year period. In reaching this conclusion, the Board took into consideration the fact that the Adviser had undertaken efforts to provide for the reorganization of the Strategy Funds into a fund to be advised by Dunham.

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For More Information

Administrator, Transfer Agent and Fund Accounting Agent

PNC Global Investment Servicing (U.S.) Inc.

760 Moore Road

King of Prussia, PA 19406

(877) KELMOORE (535-6667)

Custodian

PFPC Trust Company

The Eastwick Center

8800 Tinicum Boulevard

Philadelphia, PA 19153

Counsel

Dechert LLP

4675 MacArthur Court, Suite 1400

Newport Beach, CA 92660-8842

Independent Registered Public Accounting Firm

KPMG LLP

1601 Market Street

Philadelphia, PA 19103-2499

Kelmoore Strategic Trust

2465 E. Bayshore Road

Suite 300

Palo Alto, CA 94303

For Additional Information about

The Kelmoore Strategy® Funds

Call 877-328-9456

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	August 19a-1 Notice

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Kelmoore Strategic Trust
By (Signature and Title)*	/s/ Ralph M. Kelmon
Ralph M. Kelmon, President & Chief Executive Officer (principal executive officer)

Date 8/28/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ralph M. Kelmon
Ralph M. Kelmon, President & Chief Executive Officer (principal executive officer)

Date 8/28/2008

By (Signature and Title)*	/s/ Tamara Wendoll
Tamara Wendoll, Treasurer (principal financial officer)

Date 8/28/2008

*	Print the name and title of each signing officer under his or her signature.